21. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Notes
21. SUBSEQUENT EVENTS

21.SUBSEQUENT EVENTS

A.Company Acquisitions

ZenaTech acquired Weddle Surveying, Inc., a Tigard, Oregon based professional land surveying company on January 14, 2025. Weddle serves residential and commercial clients within the Portland Metropolitan region and surrounding areas of Northwest Oregon and Southwest Washington.

ZenaTech acquired KJM Land Surveying, based in Pensacola, Florida, on January 22, 2025. KJM Land Surveying provides a range of professional land surveying services, including boundary surveys, ALTA surveys, as-built surveys, topographic surveys, and elevation certificates to residential and commercial and construction sectors for over thirty years.

ZenaTech created Spider Vision Sensors, Ltd in Taiwan in February 2025. Spider Vision Sensors will help the company with sensors manufacturing while develop a partnership in East Asia to sell to growing defense market in that region.

ZenaTech bought Othership (UK) company on March 18, 2025. Othership is a workspaces and collaborative workplace software company providing workplace scheduling and management solutions to remote-first businesses and individuals. This acquisition will expand ZenaTech’s internal expertise developing applications using quantum computing across both AI drone and enterprise SaaS areas where we see growing demand and revenue opportunities.

B.Royalty Agreement

Further to the Technology Exclusive Licensing Agreement dated March 31, 2019 between Epazz and the Company (the "Original Epazz Licensing Agreement"), the Company and Epazz entered into a royalty agreement as of January 14, 2025 (the "Royalty Agreement") pursuant to which the royalty granted by the Company to Epazz in consideration of the contributions by Epazz to the development and commercialization of the ZenaDrone 1000 under the Original Epazz Licensing Agreement was reduced from 7% to 5%. The Company will pay Epazz an annual royalty equivalent to 5% of the gross revenue derived from the sales of ZenaDrone 1000, including the charging pad and attachment machine (the "Royalty"). The Royalty will be paid annually in the form of Preferred Shares issued at the fair market value of the shares at the time of issuance. The Company will calculate the gross revenue base on its audited financial statements for the applicable fiscal year.